CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 13, 2026	Feb. 06, 2026	Feb. 06, 2026	Jul. 03, 2024	Mar. 31, 2026	Mar. 30, 2026	Feb. 28, 2026	May 31, 2025	Nov. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Preferred stock, par value					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock,shares authorized					5,000,000					5,000,000		5,000,000	5,000,000
Preferred stock, shares issued					0					0		0	0
Preferred stock, shares outstanding					0					0		0	0
Common stock, par value					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized					500,000,000					500,000,000		500,000,000	500,000,000
Share issued	80,000			1,495,390			2,748,971		2,631,543
Stock Issued During Period, Value, New Issues				$ 593,670						$ 650,000
Gross proceeds per share				$ 0.397					$ 0.95
Gross proceeds									$ 2,500,000
Offering costs									$ 27,394
Common stock, shares issued					12,683,250					12,683,250		9,785,056	9,785,056
Common stock, shares outstanding					12,683,250					12,683,250		9,785,056	9,785,056
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted-Average Remaining Contractual Term												3 years 10 months 13 days
Fair value of the warrants										$ 981,455	$ 1,440,777	$ 7,515,432	$ 619,867
Intangible Asset, Finite-Lived, Acquired								$ 283,287
Share-Based Payment Arrangement, Expense												$ 7,232,145	$ 619,867
Warrants to purchase, share exercise										2,748,971
Conversion of shares		19,223
Conversion of value			$ 8,579							$ 8,579
Share issued price per share	$ 5.00
Share issued value	$ 400,000
Warrants outstanding term					4 years 21 days					4 years 21 days
Stock-based compensation expense										$ 981,455	$ 1,440,777	$ 7,232,145	$ 619,867
Aggregate number of shares					1,500,000					1,500,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Share issued					80,000	50,000
Share issued price per share	$ 5.00					$ 5.00
Share issued value					$ 400,000	$ 250,000
Boreta Lifetime Trust [Member]
Class of Warrant or Right [Line Items]
Share issued	50,000									50,000
Stock Issued During Period, Value, New Issues										$ 250,000
Gross proceeds per share					$ 5.00					$ 5.00
Share issued value	$ 250,000
Boreta Lifetime Trust [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Share issued					50,000
Share issued price per share	$ 5.00
Share issued value					$ 250,000
Director Askew Warrants [Member]
Class of Warrant or Right [Line Items]
Share issued							2,097,740
Warrants to purchase, share exercise							2,269,583
Investments AKALLC Warrants [Member]
Class of Warrant or Right [Line Items]
Share issued							651,231
Warrants to purchase, share exercise							705,417
Share forefeiture							226,029
George Mackin [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										200,000		250,000
Exercise price										$ 5.00		$ 1.70
Warrants expire										Feb. 02, 2029		Mar. 05, 2030
Warrants exercisable description										The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.		The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.
Justin Gimblestob [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										500,000		500,000
Exercise price										$ 1.70		$ 1.70
Warrants expire										Mar. 05, 2030		Mar. 05, 2030
Warrants exercisable description										The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.		The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.
Shawn Cable [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										100,000		100,000
Exercise price										$ 1.70		$ 1.70
Warrants expire										Mar. 05, 2030		Mar. 05, 2030
Warrants exercisable description										The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.		The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.
Trademark Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										50,000		50,000
Exercise price										$ 5.75		$ 5.75
Warrants exercisable description										The warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.		The warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.
Stefanie Graf [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										1,000,000		1,000,000
Exercise price										$ 5.50		$ 5.50
Warrants expire												Oct. 31, 2030
Warrants exercisable description										The warrants expire on October 31, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.		The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.
Darren Cahill [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares										250,000
Exercise price										$ 1.70
Warrants expire										Mar. 05, 2030
Warrants exercisable description										The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.